CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues (including advertising net revenues from related party amounting to RMB nil, RMB nil and RMB206,702 (US $33,314) for the years ended December 31, 2012, 2013 and 2014, respectively)	$ 680,688	4,223,394	3,068,994	1,909,802
Cost of revenues	(547,932)	(3,399,697)	(2,524,979)	(1,592,009)
Gross profit	132,756	823,697	544,015	317,793
Operating expenses:
Product development	(66,696)	(413,822)	(284,581)	(172,885)
Sales and marketing	(165,604)	(1,027,508)	(691,148)	(363,707)
General and administrative	(40,410)	(250,726)	(267,721)	(238,112)
Total operating expenses	(272,710)	(1,692,056)	(1,243,450)	(774,704)
Government grant income	3,647	22,631	25,489	10,119
Loss from operations	(136,307)	(845,728)	(673,946)	(446,792)
Interest income	9,885	61,330	29,972	45,478
Interest expenses			(545)	(3,989)
Share of net loss of equity investee	(135)	(840)
Other income (loss), net	(74)	(461)	45,084	(904)
Loss before income taxes	(126,631)	(785,699)	(599,435)	(406,207)
Income tax benefit (expense)	(8,353)	(51,827)	(673)	3,416
Net loss	(134,984)	(837,526)	(600,108)	(402,791)
Net loss per share, basic and diluted (in dollars per share)	$ (0.04)	(0.25)	(0.2000)	(0.17)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted (in dollars per share)	$ (0.71)	(4.44)	(3.6200)	(3.04)
Shares used in computation, basic and diluted (in shares)	3,398,404,551	3,398,404,551	2,986,223,088	2,386,474,188
ADS used in computation, basic and diluted (in shares)	188,800,252	188,800,252	165,901,282	132,581,899
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(4,487)	(27,842)	(83,171)	(6,762)
Comprehensive loss attributable to ordinary shareholders	$ (139,471)	(865,368)	(683,279)	(409,553)